COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under the non-cancelable portion of our operating leases
Year ending August 31,
2018	$10,818
2019	22,284
Total	$33,102

Years ending August 31,
2018	$42,136
2019	22,284
2020	-
2021	-
2022	-
Thereafter	-
Total	$64,420